THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Discovery Select Group Retirement Annuity

Supplement to Prospectus and Statement of Additional Information Dated May 1, 2011

Supplement dated November 9, 2011

This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the Discovery Select Group Retirement Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-778-2100.

We are issuing this supplement to provide notice of the liquidation and termination of the Credit Suisse Trust International Equity Flex III Portfolio effective on or about October 28, 2011.

PROSPECTUS CHANGES

I.	Cover Page

All references to the Credit Suisse Trust and International Equity Flex III Portfolio are herby deleted on the cover page and throughout the Prospectus.

II.	Glossary

On page 1 of the Prospectus, the glossary term “Funds” is hereby revised to delete reference to the Credit Suisse Trust.

III.	Summary of Contract Expenses – Total Annual Mutual Fund Operating Expenses

In the Section titled “Summary of Contract Expenses” on page 4, under the heading “Total Annual Mutual Fund Operating Expenses” the Maximum is deleted and replaced with 1.37%.

IV.	Summary of Contract Expenses – Contracts Other Than Small Plan Contracts

The example under the heading “Contracts Other Than Small Plan Contracts” on page 4 is deleted in its entirety and replaced with the following:

Example 1*

1 yr	3 yrs	5 yrs	10 yrs
$258	$794	$1,356	$2,886

V.	Summary of Contract Expenses – Small Plan Contracts.

The example under the heading “Small Plan Contracts” on page 4 is deleted in its entirety and replaced with the following:

Example 2*

1 yr	3 yrs	5 yrs	10 yrs
$278	$853	$1,455	$3,081

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VI.	General Information About Prudential, The Prudential Discovery Select Group Variable Contract Account And The Investment Options Available Under The Contract

On page 10 of the Prospectus in the above referenced section, the reference to the Credit Suisse Trust and International Equity Flex III Portfolio descriptions is deleted in its entirety.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) CHANGES

I.	Cover Page

All references to the Credit Suisse Trust and International Equity Flex III Portfolio are hereby deleted on the cover page and throughout the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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